MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.04 - Schedule 4

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	88401	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1437	2026-01-30 13:10	2026-02-11 17:01	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Received Missing Statement. - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. Good Morning Team - I believe you must be looking for the bank statement for the period of XXXX - XXXX - I just uploaded it. You now have everything from XXXX forward. Please clear the finding. Thank you. Best, XXXX  - Seller-02/10/2026
Counter-Received duplicate statement.   Missing XXXX - XXXX.  One month prior.   - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Hello Team, attached is the XXXX - XXXX bank statement. Please note there are a full 12 months of bank statements that was provided. Please clear the finding. Thank you. Best, XXXX - Seller-02/06/2026
Counter-24 months bank statement and review is missing XXXX statement.  Please provide.   - Due Diligence Vendor-02/05/2026
Ready for Review-Hello Team - the last statement in the file, dated XXXX is correct as it is 30 days withing the application date of XXXX. Please adjust / remove. Thank you. Best, XXXX - Seller-02/04/2026
Open-Income and Employment Do Not Meet Guidelines lender to provided XXXX bank statement dated XXXX - XXXX as it was not provided. - Due Diligence Vendor-01/30/2026	Ready for Review-Document Uploaded. Good Morning Team - I believe you must be looking for the bank statement for the period of XXXX - XXXX - I just uploaded it. You now have everything from XXXX forward. Please clear the finding. Thank you. Best, XXXX - Seller-02/10/2026
 Ready for Review-Document Uploaded. Hello Team, attached is the XXXX - XXXX bank statement. Please note there are a full 12 months of bank statements that was provided. Please clear the finding. Thank you. Best, XXXX - Seller-02/06/2026
 Ready for Review-Hello Team - the last statement in the file, dated XXXX is correct as it is 30 days withing the application date of XXXX. Please adjust / remove. Thank you. Best, XXXX - Seller-02/04/2026
																								Resolved-Received Missing Statement. - Due Diligence Vendor-02/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.35		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7379374
XXXX	88401	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE0197	2026-01-30 12:55	2026-02-09 17:57	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received seller executed final cd. - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Please elaborate ono what you mean by "Missing confirmation final" - I just uploaded the seller signed Final CD - is this what you are requesting? Please advise. Thank you. Best, XXXX - Seller-02/06/2026
Counter-Received sellers CD.  Missing confirmation final.  - Due Diligence Vendor-02/05/2026
Ready for Review-Document Uploaded. Good Afternoon Team - Seller Final CD uploaded for Finding #XXXX. Thank you. Best, XXXX - Seller-02/04/2026
																						Open-The Final SELLER CD/HUD is missing. not provided - Due Diligence Vendor-01/30/2026	Ready for Review-Document Uploaded. Please elaborate ono what you mean by "Missing confirmation final" - I just uploaded the seller signed Final CD - is this what you are requesting? Please advise. Thank you. Best, XXXX - Seller-02/06/2026 Ready for Review-Document Uploaded. Good Afternoon Team - Seller Final CD uploaded for Finding #XXXX. Thank you. Best, - Seller-02/04/2026	Resolved-Received seller executed final cd. - Due Diligence Vendor-02/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.35		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7379035
XXXX	88417	XXXX	C	A	A	A	C	A	A	A	Closed	finding-4033	2026-02-11 13:47	2026-02-20 07:12	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Qualified Mortgage Safe Harbor Threshold	Resolved------Upon further review, finding resolved. - Due Diligence Vendor-02/20/2026
																						Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction. - Due Diligence Vendor-02/11/2026		Resolved------Upon further review, finding resolved. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 729 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.63		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7564864
XXXX	88417	XXXX	C	A	A	A	C	A	A	A	Closed	finding-2962	2026-02-11 13:47	2026-02-20 07:10	Resolved	1 - Information	C	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved------Upon further review, finding resolved. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. Loan closed with property tax and insurance impounds. Please delete / remove finding. Thank you. Best, XXXX - Seller-02/19/2026
																						Open-This loan failed the XXXX higher-priced mortgage loan test. ( XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code.While the XXXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. Loan closed with property tax and insurance impounds. Please delete / remove finding. Thank you. Best, XXXX - Seller-02/19/2026	Resolved------Upon further review, finding resolved. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 729 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.63		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7564862